SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2025
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

19.  SHORT-TERM BANK LOANS

	Outstanding
Lenders	2024	2025
Related parties
Bank Mandiri	3,755	804
BNI	1,799	586
BRI	—	100
Sub-total	5,554	1,490
Third parties
MUFG Bank ("MUFG")	1,805	2,805
PT Bank HSBC Indonesia ("HSBC")	2,440	2,100
PT Bank DBS Indonesia ("DBS")	440	420
PT Bank Maspion Indonesia Tbk. ("Bank Maspion")	167	95
Bank of China	1,000	—
UOB Indonesia	100	—
Others	19	19
Sub-total	5,971	5,439
Total	11,525	6,929

Other significant information relating to short-term bank loans as of December 31, 2025 is as follows:

			Total
			facility
			(in			Interest rate per
	Borrower	Currency	billions)*	Maturity date	Interest rate	annum	Security**
Bank Mandiri
2020	Finnet	Rp	500	April 28, 2026	Monthly	1 month IndONIA + 1.30%	None
2021	Nutech	Rp	100	September 27, 2026	Monthly	9.00%	Trade receivables and property and equipment
2022	Mitratel	Rp	3,450	July 25, 2026	Monthly	5.50%	None
BNI
2014	Sigma	Rp	150	January 9, 2026	Monthly	8.50%	Trade receivables and property and equipment
2017 - 2021	Infomedia, Telkom Infra	Rp	985	March 28, 2026 - June 6, 2026	Monthly	1 month JIBOR + 1.75%; 1 month IndONIA + 2.78%	None
2019	Metranet	Rp	150	February 18, 2026	Monthly	1 month JIBOR + 2.00%	Trade receivables
BRI
2025	Finnet	Rp	500	June 19, 2026	Monthly	6.70%	None
MUFG
2018	Telkomsel	Rp	1,000	April 30, 2026	Monthly	5.05%	None
2018 - 2019	Infomedia, Metra, GSD, Telkom Infra, Telkomsat	Rp	2,176	January 31, 2026 - October 31, 2026	Monthly, Quarterly	1 month JIBOR + 0.25%-0.80%; 3 months JIBOR + 0.25%-0.80%	None
HSBC
2014	Sigma[a]	Rp	400	November 6, 2026	Monthly	6.42%-7.63%	Trade receivables
2018 - 2023	Sigma, Metra, PINS, Metranet, Telkomsat, GSD, TDE	Rp	2,588	January 12, 2026 - October 25, 2026	Monthly, Quarterly	1 month JIBOR + 0.35%; 3 months JIBOR + 2.00%	None
DBS
2018	Telkom Infra, Infomedia	Rp	600	August 1, 2026	Monthly	1 month JIBOR + 1.20%	None
Bank Maspion
2023	Metranet	Rp	170	October 26, 2026	Monthly	7.25%	None

*   In original currency

** Refer to Note 6 and Note 12 for details of trade receivables and property and equipment pledged as collateral

[a] Unsettled loan will be automatically extended

As stated in the agreements, the Group is required to comply with all covenants or restrictions such as limitation that the Company must have a majority shareholding of at least 51% of the subsidiaries and must maintain certain level of financial ratios. As of December 31, 2025, the Group has complied with all covenants regarding these financial ratios, except for Sigma which debt to service coverage ratio is still lower than required. As of December 31, 2025, the Group obtained waiver for loan amounting to Rp9 billion from HSBC to not require payment as the consequence of the breach for Sigma. The waiver from HSBC was received on December 15, 2025 and effective for 12 months after reporting period.

The credit facilities were obtained by the Group for working capital purposes.